Borrowings - Financial Liabilities (Narrative II) (Details Narrative) $ in Thousands								1 Months Ended	3 Months Ended	8 Months Ended	10 Months Ended		12 Months Ended
	Mar. 19, 2025	Jun. 21, 2023 Capacity	Apr. 27, 2023 Capacity	Mar. 29, 2023 Capacity	Mar. 06, 2023 Capacity	Feb. 16, 2023 Capacity	Feb. 05, 2023 Capacity	May 31, 2024 USD ($) Vessel capacity in DWT	Dec. 31, 2022	Aug. 31, 2023 Capacity	Nov. 09, 2023 Capacity	Oct. 31, 2022	Dec. 31, 2025 USD ($) Vessel capacity in DWT	Dec. 31, 2024 USD ($) Capacity
Sale Leaseback Transaction [Line Items]
Vessel year built		2023	2023	2023	2016		2023			2019	2023			2024
Vessel type		Capesize	Capesize	Capesize	Capesize		Kamsarmax			Kamsarmax	containership
Vessel capacity in DWT | Capacity		182,212	182,169	182,115	181,221		82,010			81,692	5,300			5,300
Finance lease liabilities													$ 329,860	$ 325,784
Vessel capacity in TEU | Capacity						5,300
Financial Liabilities [Member] | Navios Alegria [member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date													November 15, 2022
Finance lease, liability													$ 24,000
Vessel year built													2016
Vessel type													Kamsarmax
Vessel capacity in DWT | Vessel capacity in DWT													84,852
Maturity date													fourth quarter of 2032
Debt instrument, description of variable rate basis													Term SOFR
Debt instrument, basis spread on variable rate													2.11%
Finance lease liabilities													$ 16,716
Financial Liabilities [Member] | 12 Containerships [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date													October 2022
Finance lease, liability													$ 100,000
Vessel year built								2007
Maturity date	first quarter of 2029											first quarter of 2026
Debt instrument, description of variable rate basis	Term SOFR											Term SOFR
Debt instrument, basis spread on variable rate	175.00%								210.00%
Extension period	3 years
Finance lease liabilities													$ 40,424
Drawn down date													October 31, 2022
Vessel capacity in TEU | Vessel capacity in DWT								3,450
Prepayment of sale and leaseback transaction								$ 4,411
Discount													$ 800
Financial Liabilities [Member] | Navios Meridian [member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date													January 28, 2022
Finance lease, liability													$ 27,440
Vessel type													Kamsarmax
Vessel capacity in DWT | Vessel capacity in DWT													82,010
Maturity date													first quarter of 2033
Debt instrument, description of variable rate basis													Term SOFR
Debt instrument, basis spread on variable rate													1.91%
Finance lease liabilities													$ 22,104
Financial Liabilities [Member] | Navios Primavera [member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date													December 20, 2021
Finance lease, liability													$ 25,264
Vessel type													Kamsarmax
Vessel capacity in DWT | Vessel capacity in DWT													82,003
Maturity date													third quarter of 2032
Finance lease liabilities													$ 20,554
Date of delivery													July 2022
Financial Liabilities [Member] | Navios Pollux [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date													August 16, 2021
Finance lease, liability													$ 15,000
Vessel year built													2009
Vessel type													Capesize
Vessel capacity in DWT | Vessel capacity in DWT													180,727
Maturity date													third quarter of 2027
Finance lease liabilities													$ 7,911
Financial Liabilities [Member] | Navios Bonavis [member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date													June 2021
Finance lease, liability													$ 15,000
Vessel year built													2009
Vessel type													Capesize
Vessel capacity in DWT | Vessel capacity in DWT													180,022
Maturity date													second quarter of 2027
Finance lease liabilities													$ 7,616
Financial Liabilities [Member] | Navios Ray [member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date													June 2021
Finance lease, liability													$ 18,500
Vessel year built													2012
Vessel type													Capesize
Vessel capacity in DWT | Vessel capacity in DWT													179,515
Maturity date													second quarter of 2030
Finance lease liabilities													$ 12,298
Financial Liabilities [Member] | Navios Ace [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date													July 2, 2019
Finance lease, liability													$ 22,000
Vessel year built													2011
Vessel type													Capesize
Vessel capacity in DWT | Vessel capacity in DWT													178,929
Maturity date													third quarter of 2030
Finance lease liabilities													$ 13,686
Financial Liabilities [Member] | Navios Sol [Member]
Sale Leaseback Transaction [Line Items]
Sale leaseback transaction, date													April 5, 2019
Finance lease, liability													$ 20,000
Vessel year built													2009
Vessel type													Capesize
Vessel capacity in DWT | Vessel capacity in DWT													180,274
Maturity date													second quarter of 2029
Finance lease liabilities													$ 11,491